Investment in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets		₩ 691,795,333	₩ 664,433,230	₩ 641,864,522
Total liabilities		635,473,468	611,009,672	591,648,572
Total equity		56,321,865	53,423,558	₩ 50,215,950	₩ 49,538,422	₩ 46,356,858
Shinhan Financial Group(separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	37,289,554	37,456,314
Total liabilities	[1],[2]	11,190,413	10,779,765
Total equity	[1],[2]	26,099,141	26,676,549
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	508,497,276	491,981,392
Total liabilities	[1],[2]	474,966,063	460,814,132
Total equity	[1],[2]	33,531,213	31,167,260
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	43,420,162	43,050,321
Total liabilities	[1],[2]	35,365,175	35,591,567
Total equity	[1],[2]	8,054,987	7,458,754
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	52,497,500	43,821,578
Total liabilities	[1],[2]	47,131,211	38,479,027
Total equity	[1],[2]	5,366,289	5,342,551
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	58,641,345	56,501,131
Total liabilities	[1],[2]	50,218,211	48,380,592
Total equity	[1],[2]	8,423,134	8,120,539
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	13,018,880	13,035,892
Total liabilities	[1],[2]	10,791,281	11,048,996
Total equity	[1],[2]	2,227,599	1,986,896
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	7,162,714	7,320,304
Total liabilities	[1],[2]	6,626,863	6,798,450
Total equity	[1],[2]	535,851	521,854
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	409,246	319,511
Total liabilities	[1],[2]	134,030	88,519
Total equity	[1],[2]	275,216	230,992
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	10,051	9,746
Total liabilities	[1],[2]	0	0
Total equity	[1],[2]	10,051	9,746
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	137,141	107,366
Total liabilities	[1],[2]	85,417	59,833
Total equity	[1],[2]	51,724	47,533
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	3,046,110	3,043,506
Total liabilities	[1],[2]	2,696,597	2,723,713
Total equity	[1],[2]	349,513	319,793
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	463,445	435,815
Total liabilities	[1],[2]	85,555	110,981
Total equity	[1],[2]	377,890	324,834
Shinhan Fund Partners Co., Ltd
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2],[3]	110,849	94,725
Total liabilities	[1],[2],[3]	20,136	10,147
Total equity	[1],[2],[3]	90,713	84,578
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	72,018	58,610
Total liabilities	[1],[2]	9,522	5,559
Total equity	[1],[2]	62,496	53,051
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	35,674	41,431
Total liabilities	[1],[2]	940	2,264
Total equity	[1],[2]	34,734	39,167
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	171,783	140,310
Total liabilities	[1],[2]	90,515	63,309
Total equity	[1],[2]	81,268	77,001
Shinhan EZ General Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	261,204	220,808
Total liabilities	[1],[2]	131,875	84,190
Total equity	[1],[2]	₩ 129,329	₩ 136,618

[1]	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.
[3]	Shinhan AITAS Co., Ltd. has changed its name to Shinhan Fund Partners Co., Ltd. on April 3, 2023.